Share-based payments	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The Group has granted BCEs, BSAs and AGAs. These plans qualify as “equity settled” under IFRS 2. The Group does not have any obligation to purchase these instruments in the event of departure or if a specific event does not occur.
BCEs
The following tables summarize the data relating to BCEs:

TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025			AS OF SEPTEMBER 30, 2025
BCE-2016-1	84,000	18,796	—	—	(13,796)	5,000	5,000	5,000
BCE-2017-1	67,374	67,000	—	—	—	67,000	41,735	67,000
BCE-2017-2	150,000	112,500	—	—	—	112,500	112,500	112,500
BCE-2017-4	67,374	67,373	—	—	—	67,373	33,686	67,373
BCE-2017-5	67,374	33,687	—	—	—	33,687	16,843	33,687
BCE-2018-1	22,000	11,980	—	—	(8,450)	3,530	3,530	3,530
BCE-2018-4	16,843	16,843	—	—	—	16,843	8,422	16,843
BCE-2018-5	22,000	2,000	—	—	(2,000)	—	—	—
Total BCEs	496,965	330,179	—	—	(24,246)	305,933	221,716	305,933
BSAs
The following tables summarize the data relating to BSAs:

GRANT DA TE	TYPE	Total NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BSAs		NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING		NUMBER OF BSAs EXERCISA BLE		MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
				FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025				AS OF SEPTEMBER 30, 2025
2015-12-04	BSA-2015-11	96,924	96,924	—		—	—	96,924		96,924		96,924
2015-12-04	BSA-2015-12	82,000	16,400	—		—	—	16,400		16,400		16,400
2017-09-18	BSA-2017-1	16,400	16,400	—		—	—	16,400		16,400		16,400
2018-01-22	BSA-2018-1	49,200	16,400	—		—	—	16,400		16,400		16,400
2024-04-04	BSA-2024-1	58,365	58,365	—		—	—	58,365		—		58,365
2024-04-04	BSA-2024-2	19,455	19,455	—		—	—	19,455		—		19,455
2025-01-13	BSA-2025-1	100,000	—	100,000		—	—	100,000		—		100,000
2025-01-13	BSA-2025-2	25,000	—	25,000		—	—	25,000		—		25,000
2025-04-22	BSA-2025-3	39,370	—	39,370		—	—	39,370	—	—	39,370	39,370
	Total BSAs	486,714	223,944	164,370	0	—	—	388,314		146,124		388,314
BSAs granted in January and April 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 BSAs in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on January 1 of each year. Additionally, the BSAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group. All of the granted BSAs were subscribed by the beneficiaries in February 2025.
In April 2025, the Group granted to one of its Board members the right to subscribe up to 39,370 BSAs, the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on May 1 of each year. The BSAs were subscribed in May 2025.
The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5-7 years]	60.69%
AGAs
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE		Total NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANDING AS OF JANUARY 1, 2025	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDING
					FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025			AS OF SEPTEMBER 30, 2025
2023-07-11	AGA-2023-1		1,382,796	780,040	—	—	(177,280)	602,760
2023-07-11	AGA-2023-2		100,000	75,000	—	(75,000)	—	—
2023-09-28	AGA-2023-3		731,500	485,875	—	(15,500)	(251,125)	219,250
2023-09-28	AGA-2023-4		254,250	213,250	—	(1,250)	(108,500)	103,500
2023-12-01	AGA-2023-5		132,750	81,250	—	(26,000)	—	55,250
2024-02-01	AGA-2024-1		1,549,125	1,355,625	—	(30,125)	—	1,325,500
2024-03-28	AGA-2024-2		22,500	22,500	—	—	—	22,500
2024-05-23	AGA-2024-3		38,500	38,500	—	(7,500)	—	31,000
2024-07-11	AGA-2024-4		93,000	93,000	—	—	—	93,000
2024-07-11	AGA-2024-5		25,000	25,000	—	—	—	25,000
2024-07-11	AGA-2024-6		20,000	20,000	—	—	(10,000)	10,000
2024-09-05	AGA-2024-7		198,000	198,000	—	—	—	198,000
2025-02-06	AGA-2025-1		4,319,500	—	4,319,500	(5,500)		4,314,000
2025-02-06	AGA-2025-2		123,102	—	123,102	—		123,102
2025-02-06	AGA-2025-3		17,625	—	17,625	—		17,625
2025-02-06	AGA-2025-4		30,500	—	30,500	—		30,500
2025-03-20	AGA-2025-5		50,000	—	50,000	—	—	50,000
2025-05-30	AGA-2025-6		25,000	—	25,000	—	—	25,000
2025-08-01	AGA-2025-7		1,711,000	—	1,711,000	—	—	1,711,000
	Total AGAs	0	10,824,148	3,388,040	6,276,727	(160,875)	(546,905)	8,956,987

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2025-1	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	N/A	N/A	N/A
AGA-2025-6	€5.17	€5.17	N/A	N/A	N/A
AGA-2025-7	€61.20	€61.20	N/A	N/A	N/A
AGAs granted in February, March, May and August 2025
From February to August 2025, certain of the Group’s officers and employees were allocated 4,319,500 AGAs (AGA plan 2025-1),
123,102 AGAs (AGA plan 2025-2), 17,625 AGAs (AGA plans 2025-3), 30,500 AGAs (AGA plan 2025-4), 25,000 AGAs (AGA plan
2025-6) and 1,711,000 AGAs (AGA plan 2025-7) in the aggregate, the vesting of which is subject to certain conditions:
•Subject to remaining employed with the Group, each such officer or employee’s AGAs will be vested as follows: (i) 50% at the end of a two-year period from the allocation date, (ii) 25% at the end of a three-year period from the allocation date and
(iii) 25% at the end of a four-year period from the allocation date (service condition).
•By exception to the above, the vesting of almost half of the 4,319,500 2025-1 AGAs is subject to the occurrence of a tender offer on the securities issued by the Group and resulting in a change of control of the Group before a certain date, and the
123,102 2025-2 AGAs will vest entirely at the end of a two-year period from the allocation date.
•Additionally, all the remaining 2025-1 AGAs as well as the 2025-2, 2025-3 and 2025-4 AGAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
In March 2025, a Group employee was allocated 50,000 AGAs (AGA plan 2025-5), the vesting of which is subject to the achievement of certain milestones related to clinical studies and market authorization of ABX464 in UC and CD. These AGAs are also subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the
Group.
Breakdown of the compensation expenses accounted for the three- and nine-month periods ended September 30,
2024 and 2025:

TYPE (in thousands of euros)	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
BCEs	(56)	—	(84)	—	—
BSAs	(130)	(142)	(199)	—	(213)
AGAs	(9,914)	(16,023)	(15,484)	—	(22,284)
Social taxes related to AGAs	(441)	(30,251)	(619)	—	(30,918)
Total	(10,541)	(46,416)	(16,386)	—	(53,415)
The significant amount of social taxes related to AGAs (and related provisions) for the nine months ended September 30, 2025 is attributable to the increase in the price of the underlying shares over the period.
Provisions for social taxes related to AGAs are classified within the Current Provisions and Non-current Provisions line items in the balance sheet, which amount to €532 thousand and €819 thousand, respectively, as of December 31, 2024 and €11,412 thousand and
€16,622 thousand, respectively, as of September 30, 2025.